Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance income
Income from marketable securities	$ 5,365	$ 3,753
Realized gain on stream	83
Total finance income	5,448	3,753
Finance costs
Interest expense under the effective interest rate method on:- Loans and borrowings	(39,027)	(20,234)
Interest expense under the effective interest rate method on:- Lease liabilities	(555)
Unwinding of discount on rehabilitation provision	(1,028)
Commodity swap loss	(576)
Foreign exchange loss	(1,617)
Finance costs	(42,803)	(20,234)
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(47,257)	1,484
Net finance costs		(14,997)
Warrant liability
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(21,984)	1,477
Embedded derivative - copper and silver stream agreements
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(195)
Embedded derivative - mezzanine debt facility
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(8,464)
Embedded derivative - conversion option
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments		$ 7
Contingent liability - royalty deed
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(855)
Contingent liability - copper consideration
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(3,200)
Commodity swaps
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	$ (12,559)